Operating Leases (Details)	Dec. 31, 2015 USD ($)
Operating Leases [Line Items]
2016	$ 451,000
2017	463,000
2018	441,000
2019	122,000
Thereafter	0
Total future minimum lease payments	$ 1,477,000